Net Income (Loss) Per Share - Summary of Computation of Basic EPS and Diluted EPS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator
Net income (loss) attributable to Viking Holdings Ltd	$ 1,147,570	$ 152,331	$ (1,850,572)
Net income (loss) allocated to shares other than ordinary shares and special shares	0	20,550	(869,527)
Net income (loss) allocated to ordinary shares and special shares - Basic	1,147,570	131,781	(981,045)
Reallocation of income	0	326
Net income (loss) allocated to ordinary shares and special shares - Diluted	$ 1,147,570	$ 132,107	$ (981,045)
Denominator
Weighted average ordinary shares and special shares	443,498	364,015	221,936
Dilutive effect of share based awards	2,920	2,694
Weighted average ordinary shares and special shares - Diluted	446,418	366,709	221,936
Basic EPS	$ 2.59	$ 0.36	$ (4.42)
Diluted EPS	$ 2.57	$ 0.36	$ (4.42)